SCHEDULE OF FOREIGN EXCHANGE RATES (Details)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Period-end RM : USD1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period-average RM : USD1 exchange rate	4.6410	4.4055	4.2040	4.166	4.1880	4.1545	4.1590
Period-average RM : USD1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period-average RM : USD1 exchange rate	4.4841	4.3506	4.1929	4.143	4.1954	4.1287	4.1435